Cost of Revenues (Details) - Schedule of cost of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cost of Revenues [Abstract]
Raw materials, auxiliary materials and consumables	$ 15,915	$ 3,585	$ 772
Salaries, wages and related expenses	7,180	1,412	293
Other	1,848	733	499
Total	$ 24,943	$ 5,730	$ 1,563